Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Liabilities But Available for Offset in Event of Default (Detail) - USD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Offsetting [Abstract]
Derivative liabilities Gross recognized liabilities	$ 3,419	$ 1,816
Repurchase agreements Gross recognized liabilities	1,430	1,165
Securities loaned Gross recognized liabilities	218	50
Total Gross recognized liabilities	5,067	3,031
Derivative liabilities Gross amounts liabilities offset in consolidated balance sheet	(2,312)	(1,067)
Total Gross amounts liabilities offset in consolidated balance sheet	(2,312)	(1,067)
Derivative liabilities Net amounts liabilities presented in consolidated balance sheet	1,107	749
Repurchase agreements Net amounts liabilities presented in consolidated balance sheet	1,430	1,165
Securities loaned Net amounts liabilities presented in consolidated balance sheet	218	50
Total Net amounts liabilities presented in consolidated balance sheet	2,755	1,964
Derivative liabilities Gross financial instrument liability amounts not offset in consolidated balance sheet	(109)	(80)
Repurchase agreements Gross financial instrument liability amounts not offset in consolidated balance sheet	(262)	(152)
Total Gross financial instrument liability amounts not offset in consolidated balance sheet	(371)	(232)
Repurchase agreements Gross collateral pledged amounts not offset in consolidated balance sheet	(1,168)	(1,012)
Securities loaned Gross collateral pledged amounts not offset in consolidated balance sheet	(215)	(49)
Total Gross collateral pledged amounts not offset in consolidated balance sheet	(1,383)	(1,061)
Derivative liabilities Net Amount	998	669
Repurchase agreements Net Amount		1
Securities loaned Net Amount	3	1
Total Net Amount Liabilities	$ 1,001	$ 671